Commitments, Significant Contracts and Contingencies (Details 2) - USD ($)	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 43,950
2022	44,599
2023	44,815
2024	7,469
Thereafter	0
Total lease payments	140,832
Less: imputed interest	(15,401)
Balance September 1, 2019	125,431	$ 158,773
Less: current obligations under leases	(36,038)		$ 0
Total	$ 89,393